Agreement with Mayne Pharma Group Limited ("Mayne") (Details Textual) - Mayne Pharma Group Limited [Member] - Asset Acquisition Agreement [Member] $ in Millions	Apr. 06, 2023 USD ($)	Feb. 27, 2023 Pipeline_Products CommercialProducts Approved_Non-marketed_Products
Disclosure Of Agreement with Mayne Pharma Group Limited [Line Items]
Business combination number of commercial uits acquired | CommercialProducts		44
Approved Non Marketed Products [Member]
Disclosure Of Agreement with Mayne Pharma Group Limited [Line Items]
Business combination number of commercial uits acquired | Approved_Non-marketed_Products		42
Pipeline Products [Member]
Disclosure Of Agreement with Mayne Pharma Group Limited [Line Items]
Business combination number of commercial uits acquired | Pipeline_Products		4
Major purchases of assets [member]
Disclosure Of Agreement with Mayne Pharma Group Limited [Line Items]
Identifiable intangible assets recognized as of acquistion date	$ 90
Inventory recognized as of acquisition date	$ 24